Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Line Items]
2021	$ 7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415
Total	$ 101,130